Other non-current receivables (Tables)	12 Months Ended
Dec. 31, 2021
Noncurrent Receivables [Abstract]
Summary of Other Non-Current Receivables	Other non-current receivables consist of the following:

	31/12/21	31/12/20
Security deposits for lease contracts	4,557	3,093
Receivable from disposal of assets	297	271
Total	4,854	3,364